MONEY MARKET FUND Average Annual Total Returns	12 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Treasury Bills: 1-3 Months Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.29%	3.24%	2.50%	2.18%
Institutional | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.22%	3.16%		2.11%
Investor | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.94%	2.95%		1.89%